CONNER & WINTERS

TULSA

Henry G. Will

Joseph J. McCain, Jr.

Lynnwood R. Moore, Jr.

Robert A. Curry

Steven W. McGrath

D. Richard Funk

Randolph L. Jones, Jr.

P. David Newsome, Jr.

J. Ronald Petrikin

Larry B. Lipe

James E. Green, Jr.

Martin R. Wing

John W. Ingraham

Andrew R. Turner

Gentra Abbey Sorem

R. Kevin Redwine

Tony W. Haynie

Bruce W. Freeman

David R. Cordell

John N. Hove

C. Raymond Patton, Jr.

Paul E. Braden

Robert J. Melgaard

P. Scott Hathaway
Lawrence A. Hall

Timothy T. Trump

Mark E. Dreyer

Nancy E. Vaughn

Gregory D. Renberg

Mark D. Berman

Katherine G. Coyle

Rebecca S. Woodward

Beverly K. Smith

Melodie Freeman-Burney

R. Richard Love, III

Robert D. James

Stephen R. Ward

Jeffrey R. Schoborg

Anne B. Sublett

J. Ryan Sacra

Katy Day Inhofe

Jason S. Taylor

Stephan A. Wangsgard

Julia Forrester-Sellers

Melinda L. Kirk

P. Bradley Bendure

Kathryn J. Kindell

Cara M. Hair

Alissa A. Hurley

Heather Holt Bilderback

Debra R. Stockton

OF COUNSEL

William G. von Glahn

Bob F. McCoy

ATTORNEYS & COUNSELORS AT LAW

Conner & Winters, P.C.

3700 First Place Tower

15 East Fifth Street

Tulsa, Oklahoma 74103-4344

918-586-5711

Fax 918-586-8982

www.cwlaw.com

______________

Writer’s Direct Number

918-586-5691

Writer’s Fax Number

918-586-8548

Writer’s E-mail Address

lmoore@cwlaw.com

OF COUNSEL EMERITUS

John E. Barry

James R. Ryan

Russell H. Harbaugh, Jr.

David O. Cordell

OKLAHOMA CITY

Irwin H. Steinhorn

John W. Funk

Jared D. Giddens

Kiran A. Phansalkar

Mitchell D. Blackburn

Mark H. Bennett

Bryan J. Wells

Laura McCasland Holbrook

John E. Gatliff II

J. Dillon Curran

William M. Lewis

OF COUNSEL

Peter B. Bradford

Shelia L. Darling

NORTHWEST ARKANSAS

John R. Elrod*

Greg S. Scharlau

Terri Dill Chadick

Vicki Bronson*

Todd P. Lewis*

P. Joshua Wisley

OF COUNSEL

Charles E. Scharlau*

SANTA FE, NEW MEXICO

OF COUNSEL

Douglas M. Rather

JACKSON, WYOMING

Randolph L. Jones, Jr.

WASHINGTON, D.C.

G. Daniel Miller*

OF COUNSEL

Erica L. Summers*

__________________

Benjamin C. Conner

      1879-1963

John M. Winters, Jr.

      1901-1989

*Not Admitted in Oklahoma

April 13, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jameson Inns, Inc. Amendment No. 3 to Registration Statement on Form S-3 File No. 333-119016

Ladies and Gentlemen:

On behalf of Jameson Inns, Inc., submitted herewith for filing with your office under the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is Amendment No. 3 to Registration Statement on Form S-3 including exhibits, covering 3,000,000 shares of common stock of the Company to be offered in connection with the Jameson Inns, Inc. Stock Awards Program which is described in the Registration Statement. Amendment No. 3 has been marked to indicate the changes made since the filing of Amendment No. 2. Also submitted herewith is our letter in response to the letters from Karen Garnett dated January 28, 2005 and April 7, 2005. We are providing supplementally a revised draft of the enrollment form to be used to enroll participants in the Program.

The additional registration fee of $175 for the registration of an additional 1,000,000 shares is available in the lock box depository as provided in Rule 3a of the Commission’s Rules Relating to Informal and Other Procedures.

The Company has received a No Objections advisory opinion from the NASD in regard to the agreement between the Company and Brinson Patrick, the registered broker-dealer for the Frequent Guest Loyalty Program.

April 13, 2005

If you have any questions, please do not hesitate to call me at (918) 586-5691 or Katy Inhofe at (918) 586-8543.

Yours very truly,

/s/ Lynnwood R. Moore, Jr.
Lynnwood R. Moore, Jr.

Enclosures

Steven A. Curlee,

    Jameson Inns, Inc.

CONNER &WINTERS

TULSA

Henry G. Will

Joseph J. McCain, Jr.

Lynnwood R. Moore, Jr.

Robert A. Curry

Steven W. McGrath

D. Richard Funk

Randolph L. Jones, Jr.

J. Ronald Petrikin

Larry B. Lipe

James E. Green, Jr.

Martin R. Wing

John W. Ingraham

Andrew R. Turner

Gentra Abbey Sorem

R. Kevin Redwine

Tony W. Haynie

Bruce W. Freeman

David R. Cordell

John N. Hove

C. Raymond Patton, Jr.

Paul E. Braden

Robert J. Melgaard

P. Scott Hathaway

Lawrence A. Hall

Timothy T. Trump

Mark E. Dreyer

Nancy E. Vaughn
Gregory D. Renberg
Mark D. Berman
Katherine G. Coyle
Beverly K. Smith
Melodie Freeman-Burney
R. Richard Love, III
Robert D. James
Stephen R. Ward
Jeffrey R. Schoborg
Anne B. Sublett
J. Ryan Sacra
Jason S. Taylor
Katy Day Inhofe
Stephan A. Wangsgard
Julia Forrester-Sellers
Melinda L. Kirk
P. Bradley Bendure
Kathryn J. Kindell
Amy M. Santee
Cara M. Hair
Alissa A. Hurley
Heather Holt Bilderback
Debra R. Stockton
Shelley L. Carter
Jed W. Isbell

ATTORNEYS & COUNSELORS AT LAW

Conner & Winters, LLP

3700 First Place Tower

15 East Fifth Street

Tulsa, Oklahoma 74103-4344

918-586-5711

Fax 918-586-8982

www.cwlaw.com

Writer’s Direct Number

918-586-5691

Writer’s Fax Number

918-586-8691

Writer’s E-mail Address

lmoore@cwlaw.com

April 13, 2005

William G. von Glahn

Bob F. McCoy

John E. Barry

James R. Ryan

Russell H. Harbaugh, Jr.

David O. Cordell

OKLAHOMA CITY

Irwin H. Steinhorn

John W. Funk

Jared D. Giddens

Kiran A. Phansalkar

Mitchell D. Blackburn

Mark H. Bennett

Bryan J. Wells

Laura McCasland Holbrook

John E. Gatliff II

J. Dillon Curran

William M. Lewis

L. Belynn Whatley

Peter B. Bradford

Shelia L. Darling

NORTHWEST ARKANSAS

John R. Elrod*

Greg S. Scharlau

Terri Dill Chadick

Vicki Bronson*

Todd P. Lewis*

P. Joshua Wisley

Charles E. Scharlau*

WASHINGTON, D.C.

G. Daniel Miller*

Henry Rose*

Erica L. Summers*

HOUSTON, TEXAS

Pamela H. Stabler*

JACKSON, WYOMING

Randolph L. Jones, Jr.

SANTA FE, NEW MEXICO

Douglas M. Rather

Benjamin C. Conner

        1879-1963

John M. Winters, Jr.

        1901-1989

*  Not Admitted in Oklahoma

Karen J. Garnett

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jameson Inns, Inc.
Amendment No. 2 to Form S-3 filed December 30, 2004
File No. 333-119016

Dear Ms. Garnett:

In connection with your review of the captioned filing, we offer the following responses to the comments and requests contained in your January 28, 2005 and April 7, 2005 letters to Thomas W. Kitchin of Jameson Inns, Inc. (the “Company”). To facilitate your review of our responses, we have restated each of your comments followed by our response. In addition, the response to each of the comments is numbered to correspond to those numbers used in your respective letters (except as otherwise noted, all page references in the responses below refer to that page in the applicable prospectus which is included as Part I of Amendment No. 3 to the Registration Statement).

Certain changes have been made to the terms of the Program and in the materials used in connection the enrollment of participants in the Program in response to certain of your comments. These changes are discussed in the responses below.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

Responses to SEC comment letter dated January 28, 2005

General

Comment No. 1:

We note that you have separated the aspects of your Frequent Guest Loyalty Program from the voluntary stock purchases directly from the company, which you have made the subject of a separate prospectus. Please revise to indicate whether you will distribute both prospectuses to each participant in your Frequent Guest Loyalty Program. Also, please revise the cover page of each prospectus to clarify that the two offerings are concurrent.

The prospectus for the Frequent Guest Loyalty Program and the prospectus for the Direct Stock Purchase Program will both be distributed to each participant in the Frequent Guest Loyalty Program. Hard copies of both prospectuses will be included with each written enrollment form that is delivered to a potential participant. Online enrollments will include links to both prospectuses and confirmation of receipt of both prospectuses will be required in order for the completed enrollment form to be submitted. We have revised pages 1 and 14 of the Frequent Guest Loyalty Program prospectus to reflect this. In addition, on the cover page of each prospectus language has been added to clarify that the offerings are concurrent.

Comment No. 2:

You indicate in your response to our comment no. 1 that your Plan Administrator will track all “returned” emails which indicate that an email was not received by the intended recipient. You also indicate that the Plan Administrator will then place in first class mail a written notice to each participant informing him or her of the availability of the document on-line, noting the failure of the delivery of the notification email and requesting that the participant’s email address be updated. In order to fulfill your delivery obligations you must mail paper copies of offering documents to participants when electronic delivery fails. As such, please supplementally confirm that you will mail paper copies of offering documents to participants when electronic delivery fails.

The prospectuses have been amended to clarify that if any e-mails are returned, the participant will be telephoned in an effort to get a corrected e-mail address. If the call is successful, the records will be corrected and a new e-mail linked to electronic versions of the materials will be sent promptly. If the call is unsuccessful, a letter will be sent to the participant which will not only provide information about how to access the relevant materials electronically and how to correct their e-mail addresses, it will also provide a toll-free telephone number and a

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

mailing address which the participant may use to request hard copies of the materials. The Company commits that it will promptly mail hard copies of the materials upon receipt of any request. Thus, hard copies of materials will be mailed to those participants for whom electronic delivery has failed. This process is consistent with the requirement in your Release No. 33-7233 that paper copies of materials be available in the event that electronic delivery fails. A “returned’ e-mail will not mean necessarily that electronic delivery is not possible. It could mean simply that the participant’s e-mail address has changed. A participant who receives the telephone call or the letter and would like hard copies of the materials will be able to request and receive them promptly with little effort. On the other hand, automatically mailing the materials without being requested could result in a substantial amount of materials being mailed to incorrect addresses. If a participant’s e-mail address changes or otherwise becomes incorrect, in at least some instances the person’s mailing address will also have changed. The Company expects that those participants who accumulate meaningful amounts of shares in their accounts will be more diligent in keeping their e-mail addresses current and in requesting hard copies if for any reason they are unable to access the materials electronically. We are also not aware of any practice of other public companies of automatically mailing of hard copies of documents if they receive information that the e-mail notification of the availability of the shareholder materials has not been delivered.

As we have discussed with you and Mr. Shady in connection with this comment and comment no. 4 below, the terms of enrollment have been revised somewhat to provide that the consent to electronic delivery of offering materials is irrevocable but the consent to electronic delivery of shareholders materials will be revocable. If a participant revokes his or her consent to electronic delivery of materials such as annual reports, proxy statements, shareholder communications, etc. that shareholder will receive hard copies of those materials and will not be subject to termination. Even with the irrevocable consent to electronic delivery of offering materials, the Company will provide hard copies of the applicable offering materials in the situations described above.

As noted in the response below to your comment no. 4, the reasons for requiring participants to consent to electronic delivery of offering and shareholder materials is the relative incremental costs of printing and mailing hard copies of these materials compared to the relatively minimal costs of electronic delivery. The specifics of these estimated cost differences are addressed more fully in the response to comment no. 4 and the confidential information previously provided to you supplementally.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

Comment No. 3:

Refer to comment no. 2. Will the prospectus that is linked in your emails be the final prospectus (i.e., with price information)? If not, please explain how and when these documents will be delivered and provide us with your analysis as to whether the monthly statement complies with Section 5(b)(1) of the Securities Act.

The prospectuses that are linked in the Company’s e-mails and that are delivered in hard copies will be the final prospectuses filed with the Commission in accordance with Rule 424(b). These prospectuses will, as the preliminary prospectuses included with this Amendment No. 3 do, describe clearly how the prices of shares issued to participants each month. See 2, 14 and 17 of the Frequent Guest Loyalty Program prospectus and pages 2, 14 and 16 of the Direct Stock Purchase Program prospectus.

Comment No. 4:

We note your response to our comments nos. 2 and 3. We also note the disclosure in your prospectus that as a condition to enrolling in the Program, the participants are required to consent to the delivery of your annual reports, proxy statements, prospectus supplements and other documents electronically. Please provide further analysis of why you believe it is appropriate to require participants in the program to consent to electronic delivery of all future communications, rather than limiting consent to materials related to this offering. Your analysis should also address the provision that would permit Jameson Inns to liquidate investors with fewer than 100 shares if those investors revoke consent to electronic delivery.

In our communications since the receipt of your comment letter, we have indicated that the Company has revised the terms of this Program. Revisions have been made on pages 1, 14 and 16 of the Frequent Guest Loyalty Program prospectus to provide that when participants enroll in the Program, they will receive both of these prospectuses along with the enrollment form. This information is already included on pages 1 and 16 of the Direct Stock Purchase Program prospectus. If the enrollment form is written, the enrollees will receive written copies of the final prospectuses. If they enroll online, the will be links to each of the final prospectuses.

The enrollment form will require that each enrollee consent to electronic delivery of all of the documents related to the offering, which would include any amendments or supplements to the final prospectuses and copies of the final prospectuses. Each time shares are issued to the participant in the Program, a confirmation of the purchase will be sent by e-mail to the participant which will include links to both prospectuses and any amendments and supplements then current. This consent will also provide that unless and until it is revoked, all subsequent

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

shareholder materials and communications may be delivered electronically as well. However, the consent to delivery of subsequent materials and communications (as opposed to the documents relating just to the offering of the shares) will be revocable and that fact will be noted on the form. A revised draft of the enrollment form is being submitted to you supplementally. Upon revocation, the participant will begin receiving written copies of these materials. Participation in the Program will not be terminated because of a participant’s revocation of consent to electronic delivery of these materials. The participant will continue to receive shareholder materials in hard copy via U. S. mail.

Further, participants will be sent confirmations electronically each time shares are credited to their Program accounts for hotel stay credits or for direct stock purchases. These confirmations will comply with Rule 10b-10 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and will have links to the final prospectuses, including any amendments and supplements that might then be applicable.

In a telephone conversation with the undersigned, you raised the issue of the timing required to consummate the actual transfer of the Jameson stock to a participant’s account following his or her stay at a participating Inn. As is clear from the prospectus, shares are transferred monthly in respect of stay credits earned during the month. I suggested that this Program is very similar to the direct stock purchase programs that many companies implement in which they aggregate purchase requests and issue the shares only periodically. You have been provided supplementally a substantial list of prominent companies that have direct stock purchase programs in which the funds received for stock purchases are accumulated during a month’s period and the purchases are effected only at the end of each month.

We believe that if the monthly aggregation of voluntary investments of cash (each of which is a clear and distinct investment decision, not an automatic investment of a dividend) is permissible, then certainly the monthly aggregation of stay credits which result in once-a-month issuances of Jameson stock should be acceptable. The time for issuing confirmations should begin on the date those purchases are made and not on the date that the stay is completed or paid for.

You also suggested in our telephone conversation that a prospectus must accompany each confirmation. It is currently contemplated that each confirmation sent to a participant in respect of the shares issued to his or her account for the prior month will have links to the current prospectuses. However, we believe that a prospectus is not required to be delivered with every confirmation. Our research has indicated that prospectuses are delivered in connection with voluntary purchases under direct stock purchase plans only if there has been an amendment or supplement to the prospectus that has not previously been delivered to the participant. In all

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

other instances, no prospectus is delivered if the participant has previously received a prospectus. The statute, Section 5(b)(2) of the Securities Act of 1933 (the “Securities Act”), as amended, provides that it is unlawful for the interstate delivery of a security to occur unless it is accompanied or preceded by a prospectus.

Participants in the Program will all receive a prospectus when they enroll. Each time there is an amendment of or supplement to the prospectus, it will be delivered to each participant by e-mail. Thus, when participants receive their confirmations of the monthly issuance of shares to their accounts, prospectuses are not required to be delivered with those confirmations if prospectuses have been previously delivered (in those cases, the prospectuses preceded the delivery of the securities). Nevertheless, as noted above, the Company currently intends to include links to the current prospectuses, including any supplements and amendments, with each electronic confirmation.

As was discussed in our telephone conversation with you and Mr. Shady on Thursday, April 6, 2005, the Company intends to have a notice on each guest registration form notifying participants of the website at which the prospectuses may be accessed. This same information will be on the folio (room charge sheet) delivered to each participant in connection with his or her check-out.

To address your question about the Company’s emphasis on electronic delivery of materials to participants, we offer the following. The Company expects that there will be a very large number of participants who will own a very small number of shares. With the average daily rate of the Company’s hotels being approximately $60.00 per night, approximately $6.00 (10% of the paid room rate) worth of Jameson stock would be credited to a participant’s account for each night’s stay. At a stock price of $2.00 per share, a participant would have to stay at the Company’s hotels at least 33 nights to be awarded 100 shares of stock. The Company obviously hopes that most participants would reach that level of ownership through hotel stay credits. However, it is reconciled to the fact that many of the participants will stay considerably less, thus accruing much fewer shares. A separate letter and accompanying statement were previously submitted supplementally providing certain confidential information and estimates indicating the projected participation in the Program and the relative costs that would be incurred if the Company were required to provide written copies of the shareholder materials. Nevertheless, the Company is committing to provide written copies of shareholder materials (other than those materials relating strictly to this offering) to those participants who revoke their consents to electronic delivery. The Program terms no longer provide that the Company may terminate a participant who revokes his or her consent to electronic delivery of shareholder materials.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

Comment No. 5:

We note your response to our comment no. 4. You indicate that if the participant revokes his or her consent to electronic delivery and the company elects to terminate his or her participation in the program the participant will be notified of the termination by mail. Please revise your disclosure to describe your delivery procedures in the event that the participant revokes his or her consent to electronic delivery and the company does not elect to terminate his or her participation in the program.

As noted previously, the disclosures on page 19 of the Frequent Guest Loyalty Program prospectus and page 18 of the Direct Stock Purchase Program prospectus have been revised to clarify that if a participant withdraws his or her consent to electronic delivery of shareholder materials, the Company will provide that participant with written materials by mail instead of by electronic delivery. Such a consent revocation will not be a basis for terminating participation in the Program.

Comment No. 6:

We note your response to our comment no. 6. Your response indicates that the monthly statement will be sent by e-mail from the Program Administrator after the purchases have been complete. We also note your revised disclosure at the bottom of page 19 that indicate that monthly statements will be sent by the 20th day of the following month. Supplementally, tell us if these are the same monthly reports or will you send out separate purchase confirmations. Regardless, provide us with your analysis to support your belief that monthly statements you will provide to each participant are sufficient for satisfying delivery of confirmation requirements in Exchange Act Rule 10b-10.

Separate purchase confirmations of stock purchases on behalf of participants will be sent to the participants at or before completion of the issuance of the stock to their respective accounts, all as required by Rule 10b-10. The Frequent Guest Loyalty Program prospectus has been revised at page18 and the Direct Stock Purchase Program prospectus has been revised at page 17 to clarify this fact. This response presumably makes the last sentence of your comment no. 6 moot, since it is not contended that the monthly statements will satisfy the delivery requirements of Rule 10b-10.

Comment No. 7:

Please supplementally provide us with a specific analysis on how you believe that the screen shots, brochure, lobby sign and any other material used in the offering comply with Section 5. If you intend to rely on Rule 134, you should provide a specific analysis as to how the

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

relevant material complies with the conditions of the Rule and revise the materials to comply with the applicable conditions of the Rule. If you are not relying on Rule 134, you should address how you have concluded that the writings are not prospectuses.

We have worked with the Company in its creation of the materials you mention to ensure their compliance with the restrictions and requirements of Rule 134. Each of those items does not include items of information other than the name of the issuer and the Program, the title of the security being offered (common stock), legends required under state law, how the number of shares to be issued in respect of hotel stays is determined (i.e., the pricing information) or other items specifically permitted under Rule 134(a). Jameson Inns logos do appear on the materials as allowed by the Commission in the no-action letter dated May 23, 1984 to the National Association of Securities Dealers, Inc., 1984 WL 47359. Also appearing on each item is the person or location from which a prospectus meeting the requirements of Section 10 of the Securities Act may be obtained. These materials do not solicit from the recipient or reader of the materials an offer to buy the security or request the recipient to indicate any interest in the security. It is clear from each item that offers to purchase will be solicited only by the prospectus which will comply with the requirements of Section 10 of the Securities Act.

Comment No. 8:

Please revise your enrollment form to more clearly describe the delivery procedures associated with the participant’s consent. Also, describe the consequences of revoking consent to electronic delivery.

The revised enrollment form which we are submitting to you supplementally now contains these disclosures. As noted above, the terms of the Program have been revised in this filing to eliminate the Company’s right to terminate a participant who revokes his or her consent to electronic delivery of shareholder materials.

Comment No. 9:

Please tell us whether or not the information solicited on the forms and described in the prospectus about age, net worth, income, etc. are used for suitability purposes. Further, tell us how Brinson Patrick securities will make suitability determinations and the criteria that they will apply.

The statements to be confirmed on the enrollment forms regarding minimum age, annual income, net worth, investment experience and citizenship will be used by Brinson Patrick to evaluate suitability. A participant who affirmatively checks each of these items will be

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

considered suitable to participate in the Program. If an enrolling participant does not affirmatively check each of these items, that enrollment ordinarily will be rejected and the enrollee will not become a participant unless he or she otherwise establishes his or her suitability to Brinson Patrick. It is not presently anticipated that Brinson Patrick will include other information in its evaluation of an enrollee’s suitability, although Brinson Patrick may do so.

Comment No. 10:

You indicate in the prospectus that there will be a $3.00 processing fee for sales made during the first week of each calendar quarter and a $15.00 processing fee for sales made at other times. Does the processing fee include a commission? If so, specifically revise throughout to disclose the commissions or range of commissions that investors are expected to pay.

The processing fees will not include any brokerage commissions payable in connection with sales of shares from a participant’s account. We believe that it was clear from the disclosures at pages 15, 18 and 23 of the Frequent Guest Loyalty Program prospectus and pages 14, 17 and 21 of the Direct Stock Purchase Program prospectus included in the prior filing that the processing fees were in addition to any brokerage commissions that may be payable. As noted in each prospectus, each sale will be made through an unaffiliated broker-dealer. We understand from the Program Administrator that in some instances the shares will be sold to the broker at the bid price without a commission. At other times, there may be a commission charged in connection with the sales. In the latter case, the amount of the commission will be deducted from the sales proceeds delivered to the participant. Page 18 of the Frequent Guest Loyalty Program prospectus and page 17 of the Direct Stock Purchase Program prospectus have been revised to make this clear.

Responses to SEC comment letter dated April 7, 2005.

General

1.	Please refer to your supplemental analysis dated December 30, 2004 regarding our prior comment no. 5. Please expand your analysis to discuss what role, if any, the employees of franchised hotels would play with respect to the award plan. If they would perform a role similar to that of issuer employees, please discuss whether they would be required to register as broker-dealers and whether they would be relying on an exemption from broker-dealer registration.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

It is anticipated that the only employees of franchised hotels who will have any involvement with respect to the Program will be the desk clerks and their roles will be extremely limited. As we noted in our December 30, 2004 letter, it is contemplated that the desk clerks at each of the participating hotels will perform no acts other than to ask for the Program membership number of those guests who are already enrolled as participants and to provide a Rule 134 compliant card or brochure to any guests who inquire about enrolling in the Program. There will be no enrollment forms or prospectuses available at the front desk and the clerks will be instructed not to respond substantively to any questions about the Program. They will simply refer any inquiring guests to the website at which information may be obtained.

A broker is defined under Section 3(a)(4) of the Exchange Act as any person that is “engaged in the business of effecting transactions in securities for the account of others.” This definition thus has two components: (1) whether a person effects securities transactions; and (2) whether they are engaged in the business of so acting. A person effects transactions if he or she participates in securities transactions “at key points in the chain of distribution.” See BD Advantage, Inc. (Oct. 11, 2000) and Progressive Technology, Inc. (Oct. 11, 2000). Such participation includes:

•	assisting an issuer to structure prospective securities transactions;

•	helping an issuer to identify potential purchasers of securities;

•	participating in the order taking or order routing process;

•	selecting the market to which a securities transaction will be sent; and

•	soliciting securities transactions.

Id.

Factors indicating whether a person is “engaged in the business” include:

•	the receipt of transaction-based compensation;

•	holding one’s self out as a broker, as executing trades or as assisting others in completing securities transactions; and

•	participating in the securities business with some degree of regularity.

Id.

The desk clerks will not be engaged in any of the foregoing activities. The clerks will receive no transaction-based compensation and will have no duties or responsibilities with respect to soliciting participants or promoting the Program. As such, they will be neither acting as a “broker” nor “in the business” of effecting transactions in securities for the purposes of Section 3(a)(4) of the Exchange Act.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

Section 3(a)(5) of the Exchange Act defines a dealer as any person engaged in the business of buying and selling securities for its own account and excludes a person who executes transactions for such person’s own account, but not as part of a regular business. The attributes of a dealer include:

•	participating, either alone or in a selling group, in the underwriting or distribution of securities;

•	attempting to obtain a regular clientele;

•	holding oneself out to the public as engaging in securities transactions at a regular place of business;

•	maintaining inventory positions and turning over that inventory regularly; or

•	providing quotes, incidental investment advice, securities lending or extending or arranging for the extension of credit in relation to securities transactions by customers.

See Acqua Wellington American Equities Fund Ltd. (Oct. 11, 2001); and Davenport Management, Inc. (Apr. 13, 1993).

The desk clerks will not be engaged in any of the foregoing activities. As such, they will be neither acting as a “dealer” nor “in the business of offering, buying, selling, or otherwise dealing in securities issued by another person” for the purposes of Section 3(a)(5) of the Exchange Act.

While it is believed that the Company’s desk clerks could perform substantially greater tasks in connection with the Program and still be exempt from the broker-dealer registration requirements of the Exchange Act, both the Company and Brinson Patrick, the sales agent, are concerned about the clerks being considered to be agents of the sales agent under state blue sky laws.

The state law definitions of agent or salesperson are broader in that they generally cover individuals employed or appointed or authorized by a dealer or issuer to sell or offer to sell securities. The concept of being “in the business” is not present in most of these definitions. The critical aspect of these definitions is the appointment or authority to “sell” or “offer to sell” securities. Both the Company and Brinson Patrick are very conscious about the role of the desk clerks, who will be the only employees of the Company or the franchisees who will have direct contact with the participants which involves the Program in any respect. Consequently, both the Company and the sales agent have agreed that the participation in the Program by the desk clerks or any other employees dealing directly with the guests will be extremely limited. They will not be engaged in selling or offering to sell securities in any respect.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

The desk clerks of the franchised hotels will be subject to the same restrictions and limitations as the desk clerks in the Company-owned hotels. Consequently, we believe that they will not fall within the definition of a “broker” under Section 3(a)(4) of the Exchange Act, “dealer” under Section 3(a)(5) of the Exchange Act or otherwise be required to register with the Commission as broker-dealers.

2.	Please revise to clarify whether or not you will engage a broker-dealer in conjunction with your direct purchase program. Further, please include a discussion of who will handle funds and securities under the direct purchase program.

No broker-dealer will be engaged in conjunction with the direct stock purchase program. The procedure for this program will be the same as that implemented by hundreds of other direct stock purchase programs that are currently offered. The procedure for making the direct stock purchases is spelled out clearly under Question 11 in the Direct Stock Purchase Program prospectus. The participant will submit a personal check to the Program Administrator who will then hold the funds until the time of the monthly purchase of the shares from the Company. At the time the shares are issued to the Program Administrator for the benefit of the purchasing participants, the funds held by the Program Administrator will be paid to the Company as the consideration for those shares. Thus, the Program Administrator will maintain all funds and securities for the Direct Stock Purchase Program. We have added language at page 2 of the Direct Stock Purchase Program prospectus to clarify this.

The Company engaged a registered broker-dealer for the Frequent Guest Loyalty Program primarily for purposes of complying with state blue sky laws, most of which require the participation of a registered broker-dealer in any registered offering of securities to new investors. Virtually all of the states that have these registration requirements also have an exemption for offerings to existing security holders of the issuer. A condition to any participant’s direct purchase of shares is that he or she be an existing shareholder of the Company. See the cover page, page 2 and Questions 2 and 10 in the Direct Stock Purchase Program prospectus. Thus, there is no requirement under the state blue sky laws for offers and sales of shares under the Direct Stock Purchase Program and the officers and employees of the Company who are involved in the offers and sales of the shares under this Program are not required to be registered because of Rule 3a4-1 which is discussed above. We have, however, added language at page 2 of the Direct Stock Purchase Program prospectus to clarify that purchases will be made directly from us, not through a broker-dealer.

3.

We note that you maintain the discretion to terminate participants’ accounts and sell their shares under certain circumstances. Supplementally, please provide your analysis with respect to why the exercise of investment discretion and other direct involvement

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

with respect to these accounts would not bring the company within the definition of a “broker” under section 3(a)(4) of the Securities Exchange Act of 1934. If such activity would bring the company within the definition of a broker, please discuss any applicable exemption from broker-dealer registration available to the company with respect to such activity.

The Company has the right to terminate a participant’s participation in the Program only for certain specific and objective reasons. These reasons are spelled out in Question 16 of both prospectuses and include such reasons as violation of the terms and conditions, misrepresentations, failure to pay for hotel stay charges, the commission of fraud or violation of law. The Company has decided to eliminate the discretionary right to terminate a participant who stays fewer than 10 nights during a year and has fewer than 100 shares in his or her account. See the cover page and pages 3, 4, 16 and 20 of the prospectuses. The Company has also revised the terms of the offering to eliminate the requirement that the shares of any participant whose account is terminated must be sold if there are fewer than 100 shares in the account. The current terms allow any participant who withdraws voluntarily or whose account is terminated for any of the reasons described in the prospectuses to elect to either receive a certificate for the whole shares in the account or to have the Program Administrator sell those shares.

As discussed above, Section 3(a)(4) of the Exchange Act defines a “broker” as “any person engaged in the business of effecting transactions in securities for the account of others, . . “ The right to terminate a participant in the Program certainly, in and of itself, would not make the Company a broker under Section 3(a)(4) because it is not thereby “effecting transactions” in securities. The terms of the Program provide that upon termination, a participant will have the option to have the Program Administrator (i) sell the shares through a registered broker-dealer, or (ii) distribute the shares to the terminated participant. All sales of shares in a participant’s account are effected through a registered broker-dealer selected by the Program Administrator. See Question 16 in each prospectus. The Company will not be involved in any respect in the sales or distributions of the shares of a terminated participant. This will all be handled by the Program Administrator and the registered broker-dealer selected by it. It is the terminated participant who decides whether the shares should be sold or distributed to him or her. Thus, the Company has no right or authority to cause participants to dispose of their shares, even upon termination of their accounts.

A quick spot check of other direct stock purchase plans (which are typically part of dividend reinvestment plans) shows that a number of the plans provide that the issuer and/or the program administrator may terminate a participant for any reason. In this regard, you might look at the registration statements of Oregon Pacific Bancorp (File No. 333-120719) and Exchange National Bancshares, Inc. (File No. 333-101415). These plans have greater termination rights by the issuer or program administrator than those of Jameson under its Program.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

In conclusion, we believe there is nothing in the right or authority of the Company to terminate a participant that would make it fall within the definition of a broker or dealer under either the Securities Act or Exchange Act.

4.	Please disclose whether your Program Administration is registered with the Commission as a transfer agent.

The Program Administrator confirms that it is registered with the Commission as a transfer agent.

5.	Please refer to page 18 of the Frequent Guest Loyalty Program prospectus. Your inclusion of “suitability standards” does not relieve Brinson Patrick Securities of its obligation to determine the suitability of recommendations made to investors. To avoid confusion, please refer to your standards as determining “eligibility” for the program rather than establishing “suitability.” Further, with respect to those standards, please discuss the purpose for requiring that applicants have “invested in stocks of publicly traded companies.”

The change requested has been made at page 16 of the Frequent Guest Loyalty Program prospectus. Counsel for Brinson Patrick have stated that the purpose of the criterium that applicants must have previously invested in stocks of publicly traded companies is to determine whether a proposed enrollee has experience with evaluating whether to own stocks of publicly traded companies. It is believed that such persons should have an understanding of the public securities markets and the risks and benefits of owning publicly traded securities.

Jameson Stock Awards Enrollment Form

6.	Please revise your Enrollment Form to separately set forth the consent for electronic delivery of offering materials and the consent for electronic delivery of “shareholder materials.”

We have provided to you supplementally with a revised form of enrollment form that has separated these consents in accordance with your requirement.

7.	Please revise the enrollment form to delete the language that reads “ . . . and have had an opportunity to review it.”

This change has been made to the revised enrollment form.

CONNER & WINTERS

Karen J. Garnett

April 13, 2005

8.	Please revise to specify the form of electronic delivery. For example, if investors are consenting to electronic delivery via an email address, please state so. Also, tell us how you will obtain each participants email address. In this regard, we note that your consent form does not request this information.

The enrollment form has been revised to be more specific about the form of electronic delivery. The enrollment form does require each applicant to include his or her e-mail address. The blank for this information is located at the bottom left of the form.

9.	You indicate in your enrollment form that investors must acknowledge that they are “aware of and understand the possible disadvantages and costs of electronic delivery only of Offering Materials and Shareholder Materials . . .” Please revise your form to briefly discuss the disadvantages and costs of electronic delivery.

The revisions and additions to the revised enrollment form have been made as you have required.

We would appreciate your earliest possible review of Amendment No. 3 to the Registration Statement and this letter in response to your comments. The Company would like to be in a position to request acceleration of the effectiveness of the Registration Statement not later than April 20, 2005, if practicable. To expedite the conveyance of additional comments, please feel free to call me at (918) 586-5691 or Katy Inhofe at this firm at (918) 586-8543 at any time.

Yours very truly,

/s/ Lynnwood R. Moore, Jr.
Lynnwood R. Moore, Jr.

LRM:pp
cc:	Jameson Inns, Inc.
Jeffrey A. Shady